UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Patriot Premium Dividend Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney & Assistant Secretary

601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31
Date of reporting period:	January 31, 2006
ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

# Patriot Premium Dividend Fund II

1.31.2006 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 35.70%		$99,761,124
(Cost $87,559,648)

Electric Utilities 2.34%		6,503,217

Cinergy Corp.	50,000	2,172,500
Progress Energy, Inc.	99,000	4,318,380
Progress Energy, Inc. (Contingent Value Obligation) (B)(I)	176,250	12,337

Gas Utilities 2.09%		5,843,014

Atmos Energy Corp.	15,250	400,770
National Fuel Gas Co.	86,000	2,829,400
Peoples Energy Corp.	70,200	2,612,844

Integrated Telecommunication Services 1.40%		3,922,382

AT&T Inc.	102,350	2,655,982
Verizon Communications, Inc.	40,000	1,266,400

Multi-Utilities & Unregulated Power 29.87%		83,492,511

Alliant Energy Corp.	182,900	5,424,814
Ameren Corp.	80,000	4,060,800
CH Energy Group, Inc.	198,800	9,323,720
Consolidated Edison, Inc.	78,000	3,666,780
Dominion Resources, Inc.	79,700	6,019,741
DTE Energy Co.	193,500	8,165,700
Duke Energy Corp.	90,000	2,551,500
Energy East Corp.	320,000	7,952,000
KeySpan Corp.	205,700	7,388,744
NiSource, Inc.	133,550	2,741,781
NSTAR	276,000	7,932,240
OGE Energy Corp.	137,632	3,736,709
Public Service Enterprise Group, Inc.	16,000	1,113,920
Sierra Pacific Resources (I)	128,650	1,698,180
TECO Energy, Inc.	196,750	3,360,490
Vectren Corp.	30,000	820,800
WPS Resources Corp.	55,400	3,106,832
Xcel Energy, Inc.	228,000	4,427,760

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2006 (unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 62.10%			$173,604,656
(Cost $169,017,186)

Agricultural Products 1.31%			3,657,541

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	44,250	3,657,541

Consumer Finance 1.77%			4,949,600

SLM Corp., 6.97%, Ser A	BBB+	92,000	4,949,600

Diversified Banks 2.63%			7,360,515

Bank of America Corp., 6.75%, Depositary Shares, Ser VI	A	76,700	4,022,915
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)	A	140,000	3,337,600

Electric Utilities 19.83%			55,440,807

Alabama Power Co., 5.20%	BBB+	262,475	6,338,771
Boston Edison Co., 4.78%	BBB+	67,342	6,040,577
Carolina Power & Light Co., $4.20	Baa3	41,151	3,005,311
Carolina Power & Light Co., $5.44	BB+	11,382	1,035,762
Delmarva Power & Light Co., 3.70%	BBB-	13,109	890,593
Duquesne Light Co., 6.50%	BB+	107,000	5,499,800
Entergy Mississippi, Inc., 6.25%	BB+	153,000	3,815,437
Georgia Power Co., 6.00%, Ser R	A	49,900	1,247,500
Interstate Power & Light Co., 7.10%, Ser C	BBB-	76,500	2,063,113
Interstate Power & Light Co., 8.375%, Ser B	Baa3	25,000	825,000
Monongahela Power Co., $6.28, Ser D	B+	24,931	2,349,747
PPL Electric Utilities Corp., 4.40%	BBB	29,790	2,468,102
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)	CCC+	200,986	5,115,094
Southern California Edison Co., 6.125%	BBB-	35,000	3,541,563
Virginia Electric & Power Co., $4.80	BB+	6,581	614,707
Virginia Electric & Power Co., $6.98	BB+	35,000	3,666,250
Virginia Electric & Power Co., $7.05	BB+	10,000	1,047,813
Wisconsin Public Service Corp., 6.76%	A-	35,883	3,719,499
Xcel Energy, Inc., $4.08, Ser B	BB+	8,610	697,410
Xcel Energy, Inc., $4.11, Ser D	BB+	8,770	716,948
Xcel Energy, Inc., $4.16, Ser E	BB+	9,390	741,810

Gas Utilities 2.07%			5,789,095

Southern Union Co., 7.55%	BB+	219,700	5,789,095

Integrated Oil & Gas 1.49%			4,158,000

Coastal Finance I, 8.375%	CCC	165,000	4,158,000

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2006 (unaudited)

Integrated Telecommunication Services 0.00%			0

Touch America Holdings, Inc., $6.875 (B)(G)(H)	D	50,000	0

Investment Banking & Brokerage 7.30%			20,399,094

Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G	BBB	50,650	2,471,214
Bear Stearns Cos., Inc. (The), 5.72%, Depositary Shares, Ser F	BBB	95,300	4,765,000
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E	BBB	84,000	4,242,000
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D	A-	124,800	6,177,600
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C	A-	53,000	2,743,280

Multi-Line Insurance 1.97%			5,512,500

MetLife, Inc., 6.50%, Ser B	BBB	210,000	5,512,500

Multi-Utilities & Unregulated Power 10.29%			28,773,350

Baltimore Gas & Electric Co., 6.70%, Ser 1993	BBB-	20,250	2,104,734
Baltimore Gas & Electric Co., 6.99%, Ser 1995	Baa1	30,000	3,128,439
BGE Capital Trust II, 6.20%	BBB-	195,000	4,837,950
Energy East Capital Trust I, 8.25%	BBB-	180,700	4,571,710
Public Service Electric & Gas Co., 4.08%, Ser A	BB+	5,000	392,500
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	13,657	1,083,683
Public Service Electric & Gas Co., 6.92%	BB+	47,998	5,006,791
SEMPRA Energy, $4.36	BBB+	19,250	1,540,000
SEMPRA Energy, $4.75, Ser 53	BBB+	6,305	542,230
South Carolina Electric & Gas Co., 6.52%	Baa1	55,000	5,565,313

Oil & Gas Exploration & Production 6.13%			17,121,379

Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B	BBB-	48,200	4,750,713
Apache Corp., 5.68%, Depositary Shares, Ser B	BBB	51,500	5,132,299
Devon Energy Corp., 6.49%, Ser A	BB+	50,645	5,186,367
Nexen, Inc., 7.35% (Canada)	BB+	80,000	2,052,000

Other Diversified Financial Services 5.13%			14,352,175

Citigroup, Inc., 6.213%, Depositary Shares, Ser G	A	96,000	4,920,000
Citigroup, Inc., 6.231%, Depositary Shares, Ser H	A	56,400	2,862,300
Citigroup, Inc., 6.365%, Depositary Shares, Ser F	A	28,500	1,474,875
JPMorgan Chase & Co., 6.625%, Depositary Shares, Ser H	A-	100,000	5,095,000

Regional Banks 1.68%			4,699,100

HSBC USA, Inc., $2.8575	A1	95,900	4,699,100

Trucking 0.50%			1,391,500

AMERCO, 8.50%, Ser A	CCC+	55,000	1,391,500

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
January 31, 2006 (unaudited)

	Interest	Par value
Issuer, maturity date	rate (%)	($000)	Value
Short-term investments 2.20%			$6,161,000
(Cost $6,161,000)

Commercial Paper 2.20%			6,161,000

Chevron Texaco Funding Corp., 02-01-06	4.350	6,161	6,161,000

Total investments 100.00%			$279,526,780

John Hancock
Patriot Premium Dividend Fund II
Footnotes to Schedule of Investments
January 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,657,541 or 1.31% of the Fund's total investments as of January 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2006, including short-term investments, was $262,737,834. Gross unrealized appreciation and depreciation of investments aggregated $26,240,741 and $9,451,795, respectively, resulting in net unrealized appreciation of $16,788,946.

Footnotes to Schedule of Investments - Page 1

# For more information

**Trustees**
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

William H. King
*Vice President and Treasurer*

Francis V. Knox, Jr.
*Vice President and Chief Compliance Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
The Bank of New York
One Wall Street
New York, NY 10286

**Transfer agent and dividend disburser**
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

**Transfer agent for DARTS**
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

**Legal counsel**
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

**Stock symbol**
Listed New York Stock Exchange: PDT

## How to contact us

**Internet** www.jhfunds.com

**Mail**
**Regular mail:**
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

**Phone**

| | |
|---|---|
| Customer service representatives | **1-800-852-0218** |
| Portfolio commentary | **1-800-344-7054** |
| 24-hour automated information | **1-800-843-0090** |
| TDD line | **1-800-231-5469** |

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund II.

P20Q1 1/06
3/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund II

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: March 24, 2006

By: /s/ John G. Vrysen ------------------------------------- John G. Vrysen Executive Vice President and Chief Financial Officer

Date: March 24, 2006